Note 9 - Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Immediate Family Member of Management or Principal Owner [Member] | Cardio Diagnostics Member During Reverse Merger [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	$ 79,920